Divestitures and Assets held for sale	12 Months Ended
Dec. 31, 2012
Divestitures and Assets held for sale
Divestitures and Assets held for sale
Divestitures and Assets held for sale

Bucyrus Distribution Business Divestitures

In conjunction with our acquisition of Bucyrus in July 2011, we announced our intention to sell the Bucyrus distribution business to Caterpillar dealers that support mining customers around the world in a series of individual transactions.  Bucyrus predominantly employed a direct to end customer model to sell and support products.  The intention is for all Bucyrus products to be sold and serviced by Caterpillar dealers, consistent with our long-held distribution strategy.  These transitions are occurring in phases based on the mining business opportunity within each dealer territory.

As portions of the Bucyrus distribution business are sold or classified as held for sale, they will not qualify as discontinued operations because Caterpillar expects significant continuing direct cash flows from the Caterpillar dealers after the divestitures. The gain or loss on disposal, along with the continuing operations of these disposal groups, will be reported in the Resource Industries segment. Goodwill will be allocated to each disposal group using the relative fair value method. The value of the customer relationship intangibles related to each portion of the Bucyrus distribution business to be sold will be included in the disposal groups. The disposal groups will be recorded at the lower of their carrying value or fair value less cost to sell. In 2012, we recorded a goodwill impairment for $27 million related to a disposal group being sold to one of the Caterpillar dealers. Fair value was determined based upon the negotiated sales price. The impairment was recorded in Other operating (income) expenses and included in the Resource Industries segment. The portions of the distribution business that were sold were not material to our results of operations, financial position or cash flow.

In 2012, we completed 12 sale transactions whereby we sold portions of the Bucyrus distribution business to Caterpillar dealers for an aggregate price of $1,481 million. The majority of these transactions are subject to certain working capital adjustments. For the full year 2012, after-tax profit was unfavorably impacted by $28 million as a result of the Bucyrus distribution divestiture activities. This is comprised of $310 million of income (included in Other operating (income) expenses) related to the sales transactions, offset by costs incurred related to the Bucyrus distribution divestiture activities of $177 million (included in Selling, general and administrative expenses) and income tax of $161 million.

Assets sold in 2012 included customer relationship intangibles of $256 million, other assets of $254 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $405 million related to the divested portions of the Bucyrus distribution business.

As part of these divestitures, Cat Financial provided $739 million of financing to five of the Caterpillar dealers. These loans are included in Receivables – finance and Long-term receivables – finance in Statement 3. Additionally, one of the dealers paid $5 million of its $20 million purchase price at closing. The remaining $15 million is due in the fourth quarter of 2013 and is included in Receivables – trade and other in Statement 3.

In December 2011, we completed one sale transaction whereby we sold a portion of the Bucyrus distribution business to a Caterpillar dealer for $337 million, which includes a $23 million working capital adjustment paid in the third quarter of 2012.  After-tax profit was favorably impacted by $9 million in 2011 as a result of the Bucyrus distribution business divestiture activities. This is comprised of $96 million of income (included in Other operating (income) expenses) primarily related to the December 2011 sale transaction, offset by costs incurred related to the Bucyrus distribution business divestiture activities of $32 million (included in Selling, general and administrative expenses) and income tax of $55 million.  Assets sold included customer relationship intangibles of $63 million, other assets of $53 million, which consisted primarily of inventory and fixed assets, and allocated goodwill of $101 million.

As of December 31, 2012, two divestiture transactions were classified as held for sale and are expected to close in 2013. Current assets held for sale were included in Prepaid expenses and other current assets and non-current assets held for sale were included in Other assets in Statement 3.

The major classes of assets held for sale for a portion of the Bucyrus distribution business were as follows:

	December 31,
(Millions of dollars)	2012	2011
Receivables – trade and other	$—	$25
Inventories	30	109
Current assets held for sale	$30	$134

Property, plant and equipment – net	$—	$28
Intangible assets	32	186
Goodwill	52	296
Non-current assets held for sale	$84	$510

Third Party Logistics Business Divestiture

On July 31, 2012, Platinum Equity acquired a 65 percent equity interest in Caterpillar Logistics Services LLC, the third party logistics division of our wholly owned subsidiary, Caterpillar Logistics Inc., for $541 million subject to certain working capital adjustments. The purchase price of $541 million was comprised of a $122 million equity contribution from Platinum Equity to, and third party debt raised by, Caterpillar Logistics Services LLC. The sale of the third party logistics business supports Caterpillar's increased focus on the continuing growth opportunities in its core businesses. Under the terms of the agreement, Caterpillar retained a 35 percent equity interest.

As a result of the divestiture, we recorded a pretax gain of $281 million (included in Other operating (income) expenses). In addition, we recognized $8 million of incremental incentive compensation expense. The fair value of our retained noncontrolling interest was $66 million, as determined by the $122 million equity contribution from Platinum Equity, and was included in Investments in unconsolidated affiliated companies in Statement 3. The disposal did not qualify as discontinued operations because Caterpillar expects significant continuing involvement through its noncontrolling interest. The financial impact of the disposal was reported in the All Other operating segment. Future results for our remaining interest will be recorded in Equity in profit (loss) of unconsolidated affiliated companies and will be reported in the All Other operating segment.

The controlling financial interest in Caterpillar Logistics Services LLC was not material to our results of operations, financial position or cash flow.

The major classes of assets and liabilities, previously classified as held for sale, that were disposed of as part of this divestiture are summarized in the following table:

(Millions of dollars)	July 31, 2012

Cash and short-term investments	$8
Receivables – trade and other	204
Prepaid expenses and other current assets	5
Inventories	8
Current assets	$225

Property, plant and equipment – net	$163
Intangible assets	1
Other assets	59
Non-current assets	$223

Accounts payable	$18
Accrued expenses	17
Accrued wages, salaries and employee benefits	15
Current liabilities	$50

Liability for postemployment benefits	$58
Other liabilities	40
Long-term liabilities	$98

Carter Machinery

In March 2011, we sold 100 percent of the equity in Carter Machinery Company Inc. for $364 million.  Carter Machinery is a Caterpillar dealership headquartered in Salem, Virginia, and has operations and stores covering Virginia and nine counties in southeast West Virginia.  The current senior management of Carter Machinery, which led the buy-out of Carter Machinery from Caterpillar, remained in place.  A retired Caterpillar Vice President is now CEO and principal owner of Carter Machinery.  Caterpillar had owned Carter Machinery since 1988.  Carter Machinery was the only dealership in the United States that was not independently owned.  Continued Caterpillar ownership did not align with our comprehensive business strategy, resulting in the sale.

As part of the divestiture, Cat Financial provided $348 million of financing to the buyer.  The loan is included in Receivables – finance and Long-term receivables – finance in Statement 3.  We recorded a pre-tax gain of $24 million included in Other operating (income) expenses in Statement 1 and was reported in the All Other operating segment.  The sale did not qualify as discontinued operations because Caterpillar has significant continuing direct cash flows with Carter Machinery after the divestiture.  The sale of Carter Machinery was not material to our results of operations, financial position or cash flow.